Note 1 - The Company	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of company, significant agreements and key events [text block]
Note
1:
The company

Innate Pharma S.A. (the “Company” and together with its subsidiaries, referred to as the “Group”) is a biotechnology company focused on discovering, developing and commercializing first
-in-class therapeutic antibodies designed to harness the immune system for the treatment of oncology indications with significant unmet medical need.

The Company has extensive experience in research and development in immuno-oncology, having been pioneers in the understanding of natural killer cell, or NK cell, biology, and later expanding its expertise in the tumor microenvironment, tumor antigens and antibody engineering fields. The Company has built, internally and through its business development strategy, a broad and diversified portfolio including an approved product, three
clinical product candidates and a robust preclinical pipeline. The Company has entered into collaborations with leaders in the biopharmaceutical industry, such as AstraZeneca and Sanofi.

From its inception, the Company has incurred losses due to its research and development (“R&D”) activity. The financial year ended
December
31,
2019
generated a
€20,759
 thousand net loss. As of
December
31,
2019,
the shareholders’ equity amounted to
€217,416
 thousand. Subject to potential new milestone payments related to its collaboration agreements, the Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development.

The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its R&D; (ii) regulatory approval and market acceptance of the Company’s future product candidates; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new equity instruments.

The Company’s activity is
not
subject to seasonal fluctuations.

As of
December 31, 2019,
the Company had
two
wholly owned subsidiaries: Innate Pharma, Inc., incorporated under the laws of Delaware in
2009,
and Innate Pharma France SAS, incorporated under the laws of France in
2018.

Innate Inc.'s vocation is to market Innate Pharma's products in the United States, in particular Lumoxiti.

Innate Pharma France SAS aims in particular to:

(i) exploit any commercial license granted by a
third
-party;

(ii) to carry out, on its behalf or on behalf of
third
parties, all research, development, studies, development of production and marketing processes for products of pharmaceutical interest and more generally relevant the health sector;

(iii) the registration or granting of any patent or license relating directly or indirectly to its activity;
(iv) manufacture, import and distribute drugs intended for human experimentation;

(v) manufacture, use and import medicines and other products whose sale is reserved for pharmacists.

These
two
subsidiaries are fully consolidated.

1.
1.
Significant contracts

The following paragraphs describe the key provisions of significant contracts.

a) Agreements related to monalizumab with Novo Nordisk A/S and with AstraZeneca

2014
Novo Nordisk A/S monalizumab agreement

On
February
5,
2014,
the Company acquired from Novo Nordisk A/S full development and commercialization rights to monalizumab. Novo Nordisk A/S received
€2.0
 million in cash and
600,000
ordinary shares at a price of
€8.33
per share (
€5.0
million). Novo Nordisk A/S is eligible to receive up to
€20.0
 million in potential regulatory milestones and single-digit tiered royalties on sales of monalizumab products. The agreement with Novo Nordisk A/S included a right to additional consideration in the event of an out-licensing agreement. Consequently, following the agreement signed with AstraZeneca in
April 2015 (
as described below), the Company paid to Novo Nordisk A/S additional consideration of
€6.5
 million (paid in
April 2016).
Following the exercise of the option by AstraZeneca in
October 2018 (
as described below), Novo Nordisk A/S became entitled to a
second
and final additional payment amounting to
$15.0
 million (
€13.1
million) which was recognized as a liability as of
December
31,
2018
and was paid in
February 2019.
There are
no
other potential additional milestones payments due to Novo Nordisk A/S. These amounts were added to the net book value of the intangible asset and are amortized according to the same amortization plan as the initial
€7.0
 million recognized in
2014.
The net book value of the license amounted to
€7.9
 million as of
December
31,
2019.

Refer to Notes
2.k,
2.l
and
6
for accounting description.

2015
AstraZeneca monalizumab agreements

Under co-development and option agreements signed with AstraZeneca in
2015,
the Company granted to AstraZeneca an exclusive license, subject to certain exclusions, to certain of its patents and know-how to develop, manufacture and commercialize licensed products, including monalizumab, in the field of diagnosis, prevention and treatment of oncology diseases and conditions. The Company further granted to AstraZeneca a worldwide, non-exclusive license to certain of its other patents to develop, manufacture and commercialize licensed products, including monalizumab, in the field of diagnosis, prevention and treatment of oncology diseases and conditions.

The Company received an initial payment of
$250
million under these agreements in
June 2015,
of which
$100
million was paid to the Company as an initial payment for the co-development agreement and
$150
million was paid to the Company as consideration for the option agreement. On
October
22,
2018,
AstraZeneca exercised this option, triggering the payment of
$100.0
 million, which was received by the Company in
January 2019.

Following the option exercise, AstraZeneca became the lead party in developing the licensed products and must use commercially reasonable efforts to develop, obtain regulatory approval for and commercialize each licensed product in certain major markets.

In addition to the initial payment and option exercise payment, AstraZeneca is obligated to pay the Company up to
$925
million in the aggregate upon the achievement of certain development and regulatory milestones (
$500
million) and commercialization milestones (
$425
million). The Company is eligible to receive tiered royalties ranging from a low double-digit to mid-teen percentage on net sales of licensed products outside of Europe. The Company is required for a defined period of time to co-fund
30%
of the Phase III clinical trials of licensed products, subject to an aggregate cap, in order to receive
50%
of the profits in Europe.
In
July 31, 2019,
the Company notified AstraZeneca of its decision to co-fund a future monalizumab Phase III clinical development program.

If the Company had chosen
not
to exercise its option of co-promoting licensed products in certain European countries, it would have forfeited the option to co-promote licensed products under the agreement, and its right to share in
50%
of such profits would terminate and sales in Europe would have been instead be factored into net sales used to calculate royalty and milestone payments to it. Additionally, Phase III and regulatory milestone payments that may
be payable to the Company would have been reduced and AstraZeneca would have been responsible for the promotion of licensed products worldwide, subject to the Company’s option to co-promote the licensed products in certain European countries. In addition, its share of profits in Europe would have been reduced by a specified amount of percentage points not
to exceed the mid-single digits

Refer to Notes
2.a,
2.s
and
13.a
for accounting description.

b) Agreement related to Lumoxiti with AstraZeneca

In
October 2018,
the Company obtained an exclusive license from AstraZeneca under certain patents and know-how to develop, manufacture and commercialize Lumoxiti for all uses in humans and animals in the United States, the European Union and Switzerland. Under this Agreement, AstraZeneca is obligated to provide support for the continued development and commercialization of Lumoxiti in the European Union and Switzerland prior to regulatory submission and approval as well as support for the continued commercialization of Lumoxiti in the United States for a specified period. The Company initiated in
2019
to transition to full commercialization responsibilities, which is expected to be completed by the end of
2020.
Under the agreement, the Company was obligated to pay a
$50.0
million initial payment (
€43.8
million), which it paid in
January 2019,
and a
$15.0
million regulatory milestone (
€13.4
million), which was paid in
January 2020.
The Company has reimbursed and will reimburse AstraZeneca for the development, production and commercialization costs it incurs during the transition period.

Refer to Notes
2.t
and
15
for accounting description.

c) Agreement related to
IPH5201
with AstraZeneca

In
October 2018,
the Company signed a collaboration and option agreement with AstraZeneca for co-development and co-commercialization of
IPH5201.
Under the agreement, AstraZeneca paid the Company a
$50.0
million upfront payment (
$26.0
million paid in
October 2018
and
$24.0
million paid in
January 2019),
and is obligated to pay the Company up to an aggregate of
$10.0
million upon the achievement of certain development milestones. Upon exercise of its option under the agreement, AstraZeneca is committed to pay an option exercise fee of
$25.0
million and up to
$800.0
million in the aggregate upon the achievement of certain development and regulatory milestones (
$300
million) and commercialization milestones (
$500
million). The arrangement also provides for a
50%
profit share in Europe if the Company opts into certain co-promoting and late stage co-funding obligations. In addition, we would be eligible to receive tiered royalties ranging from a high-single digit to mid-teen percentage on net sales of
IPH5201,
or from a mid-single digit to low-double digit percentage on net sales of other types of licensed products, outside of Europe. The royalties payable to us under the agreement may
be reduced under certain circumstances, including loss of exclusivity or lack of patent protection. The Company recognized
€18.8
million as revenue from proceeds related to this agreement for the year ended
December 31, 2019,
and was also reimbursed by AstraZeneca for certain research and development expenses related to
IPH5201.
The Company has the option to co-fund
30%
of the shared development expenses related to the Phase III clinical trials in order to acquire co-promotion rights and to share in
50%
of the profits and losses of licensed products in Europe. If the Company does not
opt into the co-funding obligations, among other things, its right to share in
50%
of the profits and losses in Europe and right to co-promote in certain European countries will terminate and will be replaced by rights to receive royalties on net sales at the rates applicable to outside of Europe. Additionally, certain milestone payments that may
be payable to the Company would be materially reduced.

Refer to Notes
2.s
and
13.b
for accounting description.
d) Agreement related to additional preclinical molecules with AstraZeneca

In
October 2018,
the Company granted to AstraZeneca
four
exclusive options that are exercisable until IND approval to obtain a worldwide, royalty-bearing, exclusive license to certain of the Company’s patents and know-how relating to certain specified pipeline candidates to develop and commercialize optioned products in all fields of use. Pursuant to the agreement, AstraZeneca paid the Company a
$20.0
million upfront payment (
€17.5
 million) in
October 2018.
The Company recognizes this upfront payment in the consolidated statement of financial position as deferred revenue as of
December 31, 2018,
until the exercise or the termination of each option at the earliest. Upon exercise of an option, the Company would be entitled to an option exercise payment of
$35
million, as well as development and regulatory milestone payments (
$320
million) and commercialization milestone payments (
$500
 million) and tiered, mid-single digit to mid-teen percentage royalties on net sales of the applicable product. The royalties payable to the Company may
be reduced under certain circumstances, including loss of exclusivity, lack of patent protection or the specific nature of the compound included within the applicable product. Additionally, the Company would have rights to co-fund certain development costs in order to obtain profit and loss sharing in Europe. So long as the Company elects to co-fund such development costs, it will have a right to co-promote optioned products in Europe.

Refer to Notes
2.s
and
13.c
for accounting description.

e) Agreements related to avdoralimab with Novo Nordisk and with AstraZeneca

2017
avdoralimab in-licensing agreement with Novo Nordisk A/S

In
July 2017,
the Company signed an exclusive license agreement with Novo Nordisk A/S relating to avdoralimab. Under the agreement, Novo Nordisk A/S granted the Company a worldwide, exclusive license to develop, manufacture and commercialize pharmaceutical products that contain or comprise an anti-
C5aR
antibody, including avdoralimab. The Company made an upfront payment of
€40.0
million,
€37.2
million of which was contributed in new shares and
€2.8
million of which in cash. The Company is obligated to pay up to an aggregate of
€370.0
million upon the achievement of development, regulatory and sales milestones and tiered royalties ranging from a low double-digit to low-teen percentage of net sales.

Refer to Notes
2.g,
2.i
and
6
for accounting description.

2018
avdoralimab AstraZeneca agreement

On
January 1, 2018,
the Company entered into a clinical trial collaboration agreement with AstraZeneca to sponsor a Phase I/II clinical trial (STELLAR-
001
) to evaluate the safety and efficacy of durvalumab, an anti-PD-
L1
immune checkpoint inhibitor, in combination with avdoralimab, as a treatment for patients with select solid tumors. The Company is the sponsor of the trial and the costs are equally shared between the two
partners. This collaboration is a non-exclusive agreement and does not
include any licensing rights on avdoralimab to AstraZeneca.

Refer to Notes
2.s
and
13.d
for accounting description.
1.2
Key events

a) Key events for the year ended
December
31,
2019

In
January 2019,
the Company has received
$100
million (
€87.7
million) from AstraZeneca in relation to monalizumab agreement and
$24
million (
€21.1
million) from AstraZeneca in relation to
IPH5201
agreement. Both payments were recorded as trade receivables as of
December 31, 2018.

In
January 2019
and
February 2019,
the Company has paid
$50
million (
€43.8
million) to AstraZeneca in relation to Lumoxiti agreement and
$15million
(
€13.1million
) to Novo Nordisk A/S in relation to monalizumab rights, respectively. Both amounts were recorded as trade payables - payables related to capital expenditures as of
December 31, 2018.

On
June 3, 2019,
the Company signed an agreement with Orega Biotech amending the license agreement signed on
January 4, 2016.
Pursuant to this agreement, the Company was required to pay Orega Biotech an amount of
€7million
as consideration following the collaboration and option agreement signed on
October 22, 2018
with AstraZeneca regarding
IPH5201
(anti-
CD39
). The payment was made in
June 2019
and has been accounted for as an increase of the Company’s intangible asset related to
IPH5201.
The agreement also includes potential additional payments in the aggregate of
€51.5million
by the Company to Orega Biotech in connection with the completion of development and regulatory milestones, as well mid-single digit to low-teen percentage payments, depending on determinations relating to Orega Biotech’s intellectual property rights for certain patents, on sublicensing revenues the Company receives pursuant to its agreement with AstraZeneca relating to
IPH5201.

On
July
31,
2019,
the Company notified AstraZeneca of its decision to co-fund a future monalizumab Phase III clinical development program.

On
September 26, 2019,
the Company announced that AstraZeneca will advance monalizumab into a Phase III randomized clinical trial evaluating monalizumab in combination with cetuximab in patients suffering from recurrent or metastatic squamous cell carcinoma of the head and neck (SCCHN), and both partners will co-fund the trial. The trial initiation is expected in
2020,
subject to regulatory and compliance approvals, and will generate to the Company a
$100
million milestone payment at dosing of the
first
patient.

On
August
30,
2019,
the Company drew down the remaining portion of the
€15.2
 million loan granted in
July 2017
by Société Générale, for an amount of
€13.9
 million. The repayment schedule started on
August
30,
2019.

In
October 2019,
Innate Pharma successfully completed its global offering, including its initial public offering on the Nasdaq Global Select Market raising approximately
$79.1
million (
€71.4
million) ) in gross proceeds (
€66.0
million net proceeds) from the sale of American Depositary Shares (ADS) in the United States and a European Private Placement of ordinary shares. The global offering resulted in the issuance of
14,375,000
new ordinary shares, comprising
9,922,227
ADSs, at an offering price of
$5.50
per ADS, and
4,452,773
ordinary shares in a concurrent European private placement (including France) at an offering price of
€4.97
per ordinary share. Each ADS represents
one
ordinary share.

On
November 22, 2019,
AstraZeneca submitted to the European Medicines Agency (EMA) the Marketing Authorization Application (MAA) relating to the commercialization of Lumoxiti in Europe. According to the agreement related to Lumoxiti with AstraZeneca. According to the related agreement, AstraZeneca is entitled to a
$15.0
million milestone that was paid by the Company in
January 2020.